HELD-TO-MATURITY INVESTMENTS	12 Months Ended
Dec. 31, 2025
HELD-TO-MATURITY INVESTMENTS
HELD-TO-MATURITY INVESTMENTS

5.HELD-TO-MATURITY INVESTMENTS

The Company invested U.S. treasury bills and time deposit with maturities over 3 months and less than or equal to 12 months, which are initially recognized at cost and subsequently measured at amortized cost. Interest income is recognized over time using the effective interest method. As of December 31, 2024, the Company had U.S. treasury bills in the carrying amount of $90,430 which included interest of $1,095 and time deposits in the carrying amount of $18,493 with interest receivables of $575 on the consolidated balance sheet. As of December 31, 2024, the total interest received was $1,907. As of December 31, 2024, amortized costs approximated the fair value of such held-to-maturity investments due to short-term maturity, and there was no allowance for expected credit losses recognized for the year ended 2024. As of December 31, 2025, the Company had U.S. treasury bills in the carrying amount of $139,490 which included interest of $1,377 on the consolidated balance sheet. As of December 31, 2025, the total interest received was $4,729. As of December 31, 2025, amortized costs approximated the fair value of such held-to-maturity investments due to short-term maturity, and there was no allowance for expected credit losses recognized for the year ended 2025.